Expense Example - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund	Oct. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	795
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	508
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	1,471
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	$ 1,950